ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Exchange Rates And Linkage Bases
Details of the CPI and the representative exchange rates are as follows:

		Exchange rate	Exchange rate
	Israeli CPI	of one US dollar	of one Euro
	Points	NIS	NIS

December 31, 2015	221.13	3.902	4.2468
December 31, 2014	219.80	3.889	4.7246
December 31, 2013	220.20	3.471	4.7819

	%

December 31, 2015	0.6	0.3	(10.1)
December 31, 2014	(0.2)	12.2	(1.2)
December 31, 2013	1.8	(7.02)	(2.82)

Activity In The Allowance For Doubtful Accounts
The activity in the allowance for doubtful accounts for the three years ended December 31, 2015 is as follows:

	Year ended December 31,
	2015	2014	2013
	US Dollars in thousands

Opening balance	62	82	95
Additions during the year	19	21	-
Write off of allowance	-	(32)	(9)
Foreign currency translation adjustments	5	(9)	(4)

Closing balance	86	62	82

Fixed Assets Depreciation Rates
Fixed assets are stated at cost. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Machinery and equipment	5-33
Leasehold improvements	6-14
Motor vehicles	15
Office furniture and equipment	6-33

Schedule of Future Minimum Payments for Assets Held Under Capital Lease	The future minimum payments under capital leases at December 31, 2015 were as follows:
Long-term

2016	651
2017	344
2018	249
2019	185
2020	35
Total minimum capital lease payments	1,464